Financial Risk Management (Details) - Currency risks - Foreign currency forward contracts € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial instruments
Gains on foreign currency derivative accounting	€ 24,354
Loss on foreign currency derivative accounting	(12,700)
Gains and losses from the fair value accounting related to foreign currency derivatives	11,654	€ (8,926)	€ 8,360
Cash flows economically hedged, amount | $				$ 145,800	$ 114,600	$ 233,000
EUR
Financial instruments
Cash flows economically hedged, amount | $				111,500	84,000	173,000
GBP
Financial instruments
Cash flows economically hedged, amount	€ 10,157	€ 0	€ 3,900	$ 34,300	$ 30,600	$ 60,000